Offerings - Offering: 1	Oct. 30, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 600,000.00
Amount of Registration Fee	$ 82.86
Offering Note	*Previously paid - Accession No. 0001104659-24-108697